Warrants	12 Months Ended
Dec. 31, 2014
Warrants [Abstract]
WARRANTS
12.	WARRANTS

In terms of the private placement offering disclosed in note 11 above, 716,981 units were sold to accredited investors, each unit including a five year warrant (“Offering Warrant”) to acquire one share of the Company’s Common Stock at an exercise price of $1.75 per share, prior to the reverse stock split, after the reverse stock split the number of warrants outstanding to acquire one share of the Company’s Common stock was reduced to 358,512 warrants exercisable at a price of $3.50 per share. These Offering Warrants contain cashless exercise provisions.

The following table summarizes warrants outstanding and exercisable as of December 31, 2014:

	Warrants Outstanding			Warrants Exercisable
Exercise Price	Number of shares	Weighted average remaining contractual years	Weighted Average Exercise Price	Number of Shares	Weighted Average exercise Price

$0.02	20,000	5.50		20,000
$3.50	358,512	5.00		358,512
$4.00	7,500	1.84		7,500
$5.00	635,834	5.30		635,834
$5.50	143,401	5.50		143,401
$6.00	150,000	3.10		150,000
$11.40	192,204	1.44		192,204

	1,507,451	4.54	$4.28	1,507,451	$4.28

Subsequent to year end on January 7, 2015, the Company consummated the second closing in the Offering and sold an additional 548,019 Units, each unit including a five year warrant (“Offering Warrant”) to acquire one share of the Company’s Common Stock at an exercise price of $1.75 per share, prior to the reverse stock split, after the reverse stock split the number of warrants outstanding to acquire one share of the Company’s Common stock was reduced to 274,019 warrants exercisable at a price of $3.50 per share. These Offering Warrants contain cashless exercise provisions. In addition, the Company also issued the placement agent a five-year warrant exercisable for an aggregate amount of 253,000 shares of Common Stock at an exercise price of $3.50 per share and an advisory warrant exercisable for an additional 100,000 shares of Common Stock at an exercise price of $3.50 per share (the “Placement Agent Warrants”). The Company has also agreed to prepare and file a registration statement with the SEC for the resale by the purchasers of all of the Shares and the Common Stock underlying the Offering Warrants and all shares of Common Stock issuable upon any stock split, dividend or other distribution, recapitalization or similar event with respect thereto.  In addition, the Company has agreed to register the shares of Common Stock underlying the Placement Agent Warrants.

Subsequent to year end, on January 31, 2015 the Company entered into: (i) exchange agreements (the “Series B Preferred Stock and Warrant Exchange Agreements”) with the holders of the warrants that were issued as part of the private placement of the Series B Preferred Stock (the “Existing Series B Warrants”) to exchange both Series B Preferred Stock for Common Stock and their 635,834 Existing Series B Warrants, (ii) exchange agreements (the “Bridge Warrant Exchange Agreements”) with the holders (the “Bridge Warrant Holders”) of its 150,000 warrants that were issued in connection with the Company’s bridge note financing (the “Existing Bridge Warrants”), and (iii) exchange agreements (the “Placement Agent Exchange Agreements”) with Taglich Brothers, Inc. and its designees (the “Placement Agent Warrant Holders”) that were issued 143,401 warrants as compensation for the placement agent services provided in connection with the private placement of the Series B Preferred Stock (the “Existing Placement Agent Warrants”). The Existing Series B Warrants, the Existing Bridge Warrants and the Existing Placement Agent Warrants are collectively referred to as the “Existing Warrants”. Pursuant to the terms of the Bridge Warrant Exchange Agreements, the Series B Preferred Stock and Warrant Exchange Agreements and the Placement Agent Exchange Agreements, the Existing Bridge Warrants, the Existing Series B Warrants and the Existing Placement Agent Warrants were exchanged for new warrants (the “Series B Exchange Warrants,” the “Bridge Exchange Warrants” and the “Placement Agent Exchange Warrants”), which have substantially similar terms to the Existing Warrants except that: (i) the exercise price of the Series B Exchange Warrants, the Bridge Exchange Warrants and the Placement Agent Exchange Warrants are 30% less than the exercise price of the Existing Warrants for which they were exchanged (such that: (x) the 150,000 Bridge Exchange Warrants have an exercise price of $4.20; (y) the 143,401 Placement Agent Exchange Warrants have an exercise price of $3.85; and (z) the 635,834 Series B Exchange Warrants have an exercise price of $3.50); (ii) the Bridge Exchange Warrants, the Series B Exchange Warrants and the Placement Agent Exchange Warrants do not contain anti-dilution price protection for issuances of securities at per share prices that are lower than the exercise price; (iii) the Bridge Exchange Warrants, the Series B Exchange Warrants and the Placement Agent Exchange Warrants are assignable by their holders; and (iv) the Bridge Exchange Warrants, the Series B Exchange Warrants and the Placement Agent Exchange Warrants provide for certain buy-in-rights in the event that the Company fails to deliver shares of Common Stock underlying the warrant in a timely manner.

Subsequent to year end, on March 4, 2015, the holders of the 20,000 Placement Agent advisory warrants exercisable at $0.02 per share exercised their warrants for cash proceeds of $400.